SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2016
SEGMENT INFORMATION

NOTE 19 – SEGMENT INFORMATION

We determine our reportable segments based on how our CEO, the chief operating decision maker (“CODM”), regularly reviews our operations and performance. Segment information is prepared on the same basis that our CODM manages the segments, evaluates financial results, allocates resources, and makes key operating decisions.

Trilogy operates two reportable segments identified by their geographic regions:

•	New Zealand – 2degrees offers wireless voice and data communication services through both prepaid and postpaid payment plans with prepaid customers. With the acquisition of Snap in April 2015, 2degrees began to provide fixed broadband communications services to business and residential customers in New Zealand.

•	Bolivia – NuevaTel offers voice and data services, including an array of services delivered via a short message service-based platform, to its mobile customers in Bolivia.

Our CODM evaluates and measures segment performance primarily based on revenues and Adjusted EBITDA. Adjusted EBITDA represents income (loss) from continuing operations before income taxes excluding amounts for (1) interest expense; (2) depreciation, amortization and accretion; (3) equity-based compensation (recorded as a component of General and administrative expense); (4) Loss (gain) on disposal and abandonment of assets; and (5) all other non-operating income and expenses. Adjusted EBITDA is a common measure of operating performance in the capital-intensive telecommunications industry. We believe Adjusted EBITDA is a key measure for internal reporting and used by management to evaluate profitability and operating performance of our segments and to allocate resources because it allows us to evaluate performance absent non-operational factors that affect net income (loss). The presentation of Adjusted EBITDA is not a measure of financial performance under GAAP and should not be considered in isolation or as a substitute for consolidated net income (loss) attributable to the Company, the most closely analogous GAAP measure. Adjusted EBITDA is not defined in the same manner by all companies and may not be comparable to other similarly titled measures of other companies unless the definition is the same.

Revenue is attributed to regions based on where services are provided. Segment results do not include any intercompany revenue. The identifiable assets by segment disclosed in this note are those assets specifically identifiable within each segment and include cash and cash equivalents, net property, plant and equipment, goodwill, and other intangible assets. Assets and capital expenditures not identified by reportable segment below are associated with discontinued operations and corporate assets. Corporate assets are primarily comprised of cash and cash equivalents available for general corporate purposes, investments and assets of the corporate headquarters. Expense and income items excluded from segment earnings are managed at the corporate level. The accounting policies of the reportable segments are the same as those described in Note 1 – Description of Business, Basis of Presentation and Summary of Significant Accounting Policies.

No customer accounts for more than 10% of our revenues.

The table below presents financial information for our reportable segments and reconciles total segment Adjusted EBITDA to loss from continuing operations before income taxes for the years ended December 31, 2016, 2015 and 2014:

	For the fiscal year ended December 31,
	2016	2015	2014
Revenues
New Zealand	$487,337	$393,055	$320,385
Bolivia	275,514	285,382	296,155
Unallocated Corporate & Eliminations	565	823	258
Total revenues	$763,416	$679,260	$616,798

Adjusted EBITDA
New Zealand	$79,291	$55,455	$47,062
Bolivia	81,577	91,657	105,731
Equity-based compensation	(2,706)	(1,309)	(1,895)
Acquisition and other nonrecurring costs	(4,225)	(2,029)	—
Depreciation, amortization and accretion	(105,456)	(93,084)	(88,429)
Loss on disposal and abandonment of assets	(609)	(2,252)	(2,492)
Interest expense	(69,055)	(62,335)	(61,751)
Debt modification costs	(3,802)	—	—
Other expense, net	(133)	(4,268)	(2,580)
Unallocated Corporate & Eliminations	(7,805)	(7,691)	(8,505)

Loss from continuing operations before income taxes	$(32,923)	$(25,856)	$(12,859)

Depreciation, amortization and accretion
New Zealand	$59,436	$52,433	$51,949
Bolivia	45,981	40,435	36,050
Unallocated Corporate & Eliminations	39	216	430

Total depreciation, amortization and accretion	$105,456	$93,084	$88,429

Capital expenditures
New Zealand	$50,874	$57,253	$51,023
Bolivia	56,342	46,693	43,211
Unallocated Corporate & Eliminations	564	2,670	2,248

Total capital expenditures	$107,780	$106,616	$96,482

Total assets
New Zealand	$410,546	$398,012
Bolivia	284,358	296,102
Unallocated Corporate & Eliminations	11,300	68,352
Total assets	$706,204	$762,466

The table below presents total revenues by product or service type for the years ended December 31, 2016, 2015 and 2014:

	New Zealand	Bolivia	Unallocated Corporate & Eliminations	Total
Year ended December 31, 2016
Wireless service revenues	$259,206	$265,534	$—	$524,740
Wireline service revenues	43,397	—	—	43,397
Equipment sales	173,150	5,622	—	178,772
Non-subscriber ILD and other revenues	11,584	4,358	565	16,507

Total revenues	$487,337	$275,514	$565	$763,416

Year ended December 31, 2015
Wireless service revenues	$229,365	$274,061	$—	$503,426
Wireline service revenues	19,357	—	—	19,357
Equipment sales	138,648	4,191	—	142,839
Non-subscriber ILD and other revenues	5,685	7,130	823	13,638

Total revenues	$393,055	$285,382	$823	$679,260

Year ended December 31, 2014
Wireless service revenues	$243,031	$286,432	$—	$529,463
Equipment sales	73,838	3,491	—	77,329
Non-subscriber ILD and other revenues	3,516	6,232	258	10,006

Total revenues	$320,385	$296,155	$258	$616,798